Pensions and Post-Employment Benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Pensions and Post-Employment Benefits
18)	PENSIONS AND POST-EMPLOYMENT BENEFITS

Defined contribution pension plans

The consolidated costs of defined contribution plans for the years ended December 31, 2017, 2016 and 2015 were Ps922, Ps865 and Ps706, respectively. CEMEX contributes periodically the amounts offered by the pension plan to the employee’s individual accounts, not retaining any remaining liability as of the financial statements´ date.

Defined benefit pension plans

Most CEMEX’s defined benefit plans have been closed to new participants for several years. Actuarial results related to pension and other post retirement benefits are recognized in the results and/or in “Other comprehensive income” for the period in which they are generated, as correspond. For the years ended December 31, 2017, 2016 and 2015, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total
Net period cost (income):		2017	2016	2015	2017	2016	2015	2017	2016	2015
Recorded in operating costs and expenses
Service cost	Ps	221	151	128	33	25	30	254	176	158
Past service cost		(55)	8	12	—	—	(20)	(55)	8	(8)
Loss for settlements and curtailments		—	—	—	—	—	(13)	—	—	(13)

		166	159	140	33	25	(3)	199	184	137

Recorded in other financial expenses
Net interest cost		693	711	596	74	57	56	767	768	652

Recorded in other comprehensive income
Actuarial (gains) losses for the period		20	3,985	872	(23)	34	(124)	(3)	4,019	748

	Ps	879	4,855	1,608	84	116	(71)	963	4,971	1,537

The reconciliations of the actuarial benefits obligations, pension plan assets, and liabilities recognized in the statement of financial position as of December 31, 2017 and 2016 are presented as follows:

		Pensions		Other benefits		Total
		2017	2016	2017	2016	2017	2016
Change in benefits obligation:
Projected benefit obligation at beginning of the period	Ps	51,055	42,740	1,164	1,100	52,219	43,840
Service cost		221	151	33	25	254	176
Interest cost		1,625	1,685	76	59	1,701	1,744
Actuarial (gains) losses		727	6,263	(24)	35	703	6,298
Additions through business combinations		2,801	—	271	—	3,072	—
Settlements and curtailments		—	—	—	(19)	—	(19)
Plan amendments		15	8	—	—	15	8
Benefits paid		(2,920)	(2,379)	(81)	(74)	(3,001)	(2,453)
Foreign currency translation		1,386	2,587	(3)	38	1,383	2,625

Projected benefit obligation at end of the period		54,910	51,055	1,436	1,164	56,346	52,219

Change in plan assets:
Fair value of plan assets at beginning of the period		28,828	25,547	26	24	28,854	25,571
Return on plan assets		932	974	2	2	934	976
Actuarial (gains) losses for the period		707	2,278	(1)	1	706	2,279
Employer contributions		1,494	1,289	81	93	1,575	1,382
Additions through business combinations		2,841	—	—	—	2,841	—
Reduction for disposal of assets		(4)	—	—	—	(4)	—
Settlements and curtailments		—	—	—	(19)	—	(19)
Benefits paid		(2,920)	(2,379)	(81)	(74)	(3,001)	(2,453)
Foreign currency translation		787	1,119	1	(1)	788	1,118

Fair value of plan assets at end of the period		32,665	28,828	28	26	32,693	28,854

Amounts recognized in the statements of financial position:
Net projected liability recognized in the statement of financial position	Ps	22,245	22,227	1,408	1,138	23,653	23,365

For the years 2017, 2016 and 2015, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2017	2016	2015
Actuarial (gains) losses due to experience	Ps	121	(511)	(105)
Actuarial (gains) losses due to demographic assumptions		(46)	(231)	(153)
Actuarial (gains) losses due financial assumptions		(78)	4,761	1,006

	Ps	(3)	4,019	748

In 2017, net actuarial gains due to financial assumptions were mainly driven by an increase in the discount rates applicable to the benefits’ obligations in Germany and Mexico and by actual returns higher than estimated in the United States, partially offset by a decrease in the discount rate in the United Kingdom. Net actuarial losses due to financial assumptions during 2016 were mainly generated by a significant reduction compared to 2015 in the discount rates applicable to the benefit obligations in the United Kingdom, Germany and other European countries, considering macroeconomic and political uncertainty, partially offset by an increase in the discount rate in Mexico. These actuarial losses originated by the reduction in the discount rates in 2016 were also partially offset by actual returns higher than estimated in some of the plan assets related to CEMEX’s defined benefit plans. During 2015, discounts rates increased slightly or remained flat as compared to 2014, but the resulting actuarial gains were offset and reversed by actuarial losses generated by actual returns lower than estimated in certain of CEMEX’s plan assets.

As of December 31, 2017 and 2016, plan assets were measured at their estimated fair value and, based on the hierarchy of fair values, are detailed as follows:

		2017					2016
		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	Ps	579	—	111	690	Ps	1,075	1,024	—	2,099
Investments in corporate bonds		144	6,067	1	6,212		1,050	2,617	—	3,667
Investments in government bonds		1,701	9,407	—	11,108		209	10,081	—	10,290

Total fixed-income securities		2,424	15,474	112	18,010		2,334	13,722	—	16,056

Investment in marketable securities		6,212	1,735	—	7,947		2,001	5,956	—	7,957
Other investments and private funds		991	3,279	2,466	6,736		770	3,478	593	4,841

Total variable-income securities		7,203	5,014	2,466	14,683		2,771	9,434	593	12,798

Total plan assets	Ps	9,627	20,488	2,578	32,693	Ps	5,105	23,156	593	28,854

As of December 31, 2017, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		2017
2018	Ps	3,071
2019		2,952
2020		3,085
2021		3,080
2022		3,121
2023 – 2027		15,868

The most significant assumptions used in the determination of the benefit obligation were as follows:

	2017				2016
	Mexico	United States	United Kingdom	Range of rates in other countries	Mexico	United States	United Kingdom	Rates ranges in other countries
Discount rates	9.3%	3.9%	2.4%	1.3% – 6.3%	9.0%	4.2%	2.6%	1.1% – 7.0%
Rate of return on plan assets	9.3%	3.9%	2.4%	1.3% – 6.3%	9.0%	4.2%	2.6%	1.1% – 7.0%
Rate of salary increases	4.0%	—	3.2%	1.5% – 6.0%	4.0%	—	3.3%	1.5% – 6.0%

As of December 31, 2017 and 2016, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2017				2016
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	Ps	3,213	840	2,373	Ps	3,247	824	2,423
United States		6,378	4,031	2,347		7,110	4,192	2,918
United Kingdom		35,602	23,145	12,457		33,925	22,154	11,771
Germany		4,362	213	4,149		4,429	227	4,202
Other countries		6,791	4,464	2,327		3,508	1,457	2,051

	Ps	56,346	32,693	23,653	Ps	52,219	28,854	23,365

Applicable regulation in the United Kingdom requires entities to maintain plan assets at a level similar to that of the obligations. In November 2012, in order to better manage CEMEX’s obligations under its defined benefit pension schemes and future cash funding requirements thereof, CEMEX implemented an asset backed pension funding arrangement in its operations in the United Kingdom by means of which CEMEX transferred certain operating assets to a non-transferable limited partnership, owned, controlled and consolidated by CEMEX UK with a total value of US$553 and entered into lease agreements for the use of such assets with the limited partnership, in which the pension schemes hold a limited interest. On an ongoing basis CEMEX UK will make annual rental payments of US$20, increasing at annual rate of 5%, which will generate profits in the limited partnership that are then distributed to the pension schemes. As previously mentioned, the purpose of the structure, in addition to provide the pension schemes with secured assets producing an annual return over a period of 25 years, improves the security for the trustees of the pension schemes, and reduces the level of cash funding that CEMEX UK will have to make in future periods. In 2037, on expiry of the lease arrangements, the limited partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Any future profit distribution from the limited partnership to the pension fund will be considered as an employer contribution to plan assets in the period in which they occur.

In some countries, CEMEX has established health care benefits for retired personnel limited to a certain number of years after retirement. As of December 31, 2017 and 2016, the projected benefits obligation related to these benefits was Ps1,080 and Ps837, respectively. The medical inflation rates used to determine the projected benefits obligation of these benefits in 2017 and 2016 for Mexico were 7.0% and 7.0%, respectively, for Puerto Rico 6.9% and 4.3%, respectively, and for the United Kingdom were 6.7% and 6.8%, respectively. In connection with TCL’s consolidation (note 4.1), CEMEX integrated TCL’s health care benefits to its operations. For 2017, the medical inflation rate used to determine the projected benefits obligation was 5.0%.

Significant events related to employees’ pension benefits and other post-employment benefits during the reported periods

During 2017, CEMEX in Spain removed certain increases in pensions benefits which resulted in an adjustment to past service cost generating gains of Ps99 (US$5) in 2017, recognized in the income statement for the year. In addition, due to the acquisition of TCL’s (note 4.1), CEMEX integrated its pensions plans, which were fully funded, as well as TCL’s health care benefits which represented an increase in the net projected liability of Ps271 (US$14).

During 2015, CEMEX in the United States terminated the retiree medical coverage for certain participants not yet retired. In addition, during 2014, CEMEX in the United States terminated the retiree medical and life insurance coverage for most new retirees, and changed the existing retirees program effective January 1, 2015, where participants will cease their current plans and instead receive a Health Reimbursement Account (HRA) contribution, if they become eligible. These curtailment events resulted in an adjustment to past service cost which generated gains of Ps13 (US$1) in 2015, recognized immediately through the benefit cost of the respective period.

Sensitivity analysis of pension and other post-employment benefits

For the year ended December 31, 2017, CEMEX performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits as of December 31, 2017 are shown below:

		Pensions		Other benefits		Total
		+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Assumptions:
Discount Rate Sensitivity	Ps	(4,028)	4,426	(72)	83	(4,100)	4,509
Salary Increase Rate Sensitivity		154	(138)	34	(29)	189	(166)
Pension Increase Rate Sensitivity		2,341	(2,209)	—	—	2,341	(2,209)